FINANCIAL INSTRUMENTS - Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Taxes related to net investments in foreign operations	$ (45,000)	$ 0	$ 0	[1]
Carrying Amount	508,810,000	499,985,000
Deferred tax benefit on change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	359,000	463,000	(750,000)
Amounts reclassified from cash flow hedging reserve to earnings	(503,000)	(531,000)	$ 0
Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
(Loss)/gain from change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	(3,416,000)	970,000
Deferred tax benefit on change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	359,000	463,000
Carrying amount included in other assets	0	2,266,000
Cumulative (loss)/gain in cash flow hedge reserve, included in OCI, for continuing hedges	(1,070,000)	2,177,000
Cumulative gain remaining in cash flow hedge reserve, included in OCI, from hedging relationship for which hedge accounting no longer applies	0	313,000
Senior Unsecured Notes
Disclosure of detailed information about hedging instruments [line items]
Carrying Amount	245,681,000	245,252,000
Hedges of net investment | Senior Unsecured Notes
Disclosure of detailed information about hedging instruments [line items]
Gain/(loss) from change in value of the Senior Unsecured Notes used for calculating hedge ineffectiveness	11,214,000	(10,926,000)
Gain/(loss) from Senior Unsecured Notes recognized in OCI	10,280,000	(9,421,000)
Gain/(loss) from hedge ineffectiveness recognized in earnings in finance costs (income) in other expense (income), net	911,000	(1,527,000)
Taxes related to net investments in foreign operations	(45,000)	0
Notional Amount	250,000,000	250,000,000
Carrying Amount	245,681,000	245,252,000
CTA | Hedges of net investment | Senior Unsecured Notes
Disclosure of detailed information about hedging instruments [line items]
Foreign exchange gains recognized in CTA in the statement of changes in equity	23,000	22,000
Accumulated other comprehensive loss, Reserve for cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Amounts reclassified from cash flow hedging reserve to earnings	(503,000)	(531,000)
Accumulated other comprehensive loss, Reserve for cash flow hedges | Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
Gain/(loss) from hedge ineffectiveness recognized in earnings in finance costs (income) in other expense (income), net	0	0
Amounts reclassified from cash flow hedging reserve to earnings	$ (503,000)	$ (531,000)

[1]	Presented net of deferred income tax expense of $45 in 2019, nil in 2018 and 2017.